VARIABLE INTEREST ENTITIES ("VIEs") - Summary of the Sale and Leaseback Arrangement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Variable Interest Entity [Line Items]
Prepayment for sale and leaseback facility		$ 15.0
ICBCL | Golar Glacier | Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 204.0
Lease duration (in years)	10 years
Next repurchase option (in $ millions)	$ 118.3
Net repurchase obligation at end of lease term (in $ millions)	113.4
ICBCL | Golar Kelvin | Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 204.0
Lease duration (in years)	10 years
Next repurchase option (in $ millions)	$ 121.7
Net repurchase obligation at end of lease term (in $ millions)	71.0
ICBCL | Golar Snow | Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 204.0
Lease duration (in years)	10 years
Next repurchase option (in $ millions)	$ 126.2
Net repurchase obligation at end of lease term (in $ millions)	116.2
ICBCL | Golar Ice | Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 204.0
Lease duration (in years)	10 years
Next repurchase option (in $ millions)	$ 121.2
Net repurchase obligation at end of lease term (in $ millions)	71.0
CCBFL | Golar Seal | Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 203.0
Lease duration (in years)	10 years
Next repurchase option (in $ millions)	$ 99.2
Net repurchase obligation at end of lease term (in $ millions)	63.4
COSCO | Golar Crystal | Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 187.0
Lease duration (in years)	10 years
Next repurchase option (in $ millions)	$ 85.3
Net repurchase obligation at end of lease term (in $ millions)	50.0
CSSC | Hilli | Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 1,200.0
Lease duration (in years)	10 years
Next repurchase option (in $ millions)	$ 611.9
Net repurchase obligation at end of lease term (in $ millions)	300.0
AVIC | Golar Bear | Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 160.0
Lease duration (in years)	7 years
Next repurchase option (in $ millions)	$ 100.1
Net repurchase obligation at end of lease term (in $ millions)	$ 35.0